Investment Objectives and Goals	Jul. 25, 2025
T. Rowe Price Institutional Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
T. Rowe Price Institutional High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks high current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
T. Rowe Price Institutional Long Duration Credit Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high income.